Retirement-Related Benefits - Contributions, Defined Benefit Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Contributions
Contributions by employer - Noncash	$ 288	$ 180
Pension Plans, including Multi-employer Plans, and Nonpension Postretirement Benefits Plans | Non-U.S.
Pension Contributions
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 300